UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

Alpha Architect ETF Trust
(Exact name of registrant as specified in charter)

213 Foxcroft Road

Broomall, PA 19008
(Address of principal executive offices) (Zip code)

213 Foxcroft Road

Broomall, PA 19008

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2021

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

Freedom 100 Emerging Markets ETF

Semi-Annual Report

March 31, 2021

Freedom 100 Emerging Markets ETF

Tabular Presentation of Schedule of Investments
As of March 31, 2021 (Unaudited)
Freedom 100 Emerging Markets ETF

Sector[1]	% Net Assets
Financials	20.2%
Manufacturing	18.4%
Information Technology	14.9%
Materials	11.0%
Consumer Discretionary	8.6%
Consumer Staples	7.0%
Energy	4.1%
Mining, Quarrying, and Oil and Gas Extraction	3.6%
Industrials	3.5%
Health Care	3.2%
Telecommunication Services	2.5%
Utilities	1.2%
Finance and Insurance	1.0%
Money Market Funds	0.5%
Other Assets	0.3%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

Freedom 100 Emerging Markets ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS - 98.6%
Brazil - 3.2%
20,952	B3 S.A. - Brasil Bolsa Balcao	$203,503
21,544	Banco Santander Brasil S.A. ADR	151,885
27,856	Magazine Luiza S.A.	99,375
9,164	Natura & Co. Holding S.A. (a)	78,198
2,380	Rede D’Or Sao Luiz S.A.	27,231
6,664	Suzano S.A. (a)	81,467
35,116	Vale S.A.	608,470
6,544	WEG S.A.	87,069
		1,337,198
Chile - 19.6%
12,628,200	Banco de Chile	1,488,702
13,201	Banco de Credito e Inversiones S.A.	698,149
389,584	Cencosud S.A.	832,828
519	Cia Cervecerias Unidas S.A. ADR	9,170
5,136,558	Cia Sud Americana de Vapores S.A.	276,636
2,278,253	Colbun S.A.	443,359
310,292	Empresas CMPC S.A.	996,211
108,986	Empresas COPEC S.A.	1,346,072
240,192	Falabella S.A.	1,090,880
18,095	Sociedad Quimica y Minera de Chile S.A. ADR	960,302
		8,142,309
Indonesia - 5.9%
969,204	Adaro Energy Tbk PT	78,404
660,668	Bank Central Asia Tbk PT	1,413,443
1,711,433	Barito Pacific Tbk PT (a)	113,114
81,669	Chandra Asri Petrochemical Tbk PT (a)	62,552
515,710	Charoen Pokphand Indonesia Tbk PT	248,535
31,900	Gudang Garam Tbk PT (a)	79,448
134,316	Indah Kiat Pulp & Paper Tbk PT	96,634
1,311,626	Kalbe Farma Tbk PT	141,773
711,826	Merdeka Copper Gold Tbk PT (a)	105,365
1,663,230	Sarana Menara Nusantara Tbk PT	125,959
		2,465,227
Malaysia - 4.3%
197,140	Dialog Group Bhd	147,861
119,404	DiGi.Com Bhd	104,819
54,164	Hartalega Holdings Bhd	116,649
22,260	Hong Leong Bank Bhd	100,389
16,428	Kuala Lumpur Kepong Bhd	90,886
300,356	MR DIY Group M Bhd	298,436
18,808	PPB Group Bhd	83,914
54,284	Press Metal Aluminium Holdings Bhd	129,606
487,976	Public Bank Bhd	494,272
191,784	Top Glove Corp Bhd	209,059
		1,775,891

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Freedom 100 Emerging Markets ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares		Value
Mexico - 4.5%
713,501	America Movil S.A.B. de C.V.	$486,268
28,645	Arca Continental S.A.B. de C.V.	140,846
21,640	Becle S.A.B. de C.V.	49,358
439	Cemex S.A.B. de C.V. ADR (a)	3,060
3,660	Fomento Economico Mexicano S.A.B. de C.V. ADR	275,708
63,938	Grupo Bimbo S.A.B. de C.V.	134,198
16,652	Grupo Carso S.A.B. de C.V. (a)	45,257
2,256	Grupo Elektra S.A.B. de C.V.	151,638
1,039	Grupo Financiero Banorte S.A.B. de C.V. (a)	5,859
112,678	Grupo Mexico S.A.B. de C.V.	593,944
		1,886,136
Philippines - 4.3%
14,443	Ayala Corp.	220,197
82,354	Bank of the Philippine Islands	138,282
88,288	BDO Unibank, Inc.	185,534
1,595	Globe Telecom, Inc.	61,779
71,391	International Container Terminal Services, Inc.	177,972
175,817	JG Summit Holdings, Inc.	216,431
11,533	Manila Electric Co.	64,630
111,843	Metropolitan Bank & Trust Co.	102,309
4,534	PLDT, Inc.	114,056
25,970	SM Investments Corp.	513,648
		1,794,838
Poland - 12.2%
15,550	Asseco Poland S.A.	265,994
54,452	Bank Polska Kasa Opieki S.A. (a)	973,051
11,234	CCC S.A. (a)	259,651
20,526	CD Projekt S.A. (a)	989,449
77,239	Cyfrowy Polsat S.A.	577,744
14,578	Dino Polska S.A. (a)	961,316
3,857	KRUK S.A. (a)	178,800
310	LPP S.A. (a)	637,352
978	Mercator Medical S.A.	85,874
1,020	TEN Square Games S.A.	133,698
		5,062,929
Republic of Korea - 17.4%
1,919	Celltrion, Inc. (a)	550,298
1,780	Hyundai Motor Co.	342,867
834	Kakao Corp.	366,982
632	LG Chem Ltd.	449,534
162	LG Household & Health Care Ltd.	224,732
2,200	NAVER Corp.	732,847
280	Samsung Biologics Co., Ltd. (a)	185,059
41,459	Samsung Electronics Co., Ltd.	2,981,897
706	Samsung SDI Co., Ltd.	411,716
8,312	SK Hynix, Inc.	973,130
		7,219,062

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Freedom 100 Emerging Markets ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares		Value
South Africa - 7.1%
12,177	AngloGold Ashanti Ltd. ADR	$267,529
2,975	Capitec Bank Holdings Ltd. (a)	286,180
148,055	FirstRand Ltd.	517,791
25,960	Gold Fields Ltd. ADR	246,360
18,744	Impala Platinum Holdings Ltd.	347,615
47,890	MTN Group Ltd.	281,792
10,138	Northam Platinum Ltd. (a)	176,783
52,986	Sanlam Ltd.	213,703
77,056	Sibanye Stillwater Ltd.	339,339
34,552	Standard Bank Group Ltd.	293,622
		2,970,714
Taiwan - 20.1%
277,775	Cathay Financial Holding Co., Ltd.	466,804
1,558	Chunghwa Telecom Co., Ltd.	6,088
50,800	Delta Electronics, Inc.	512,754
36,881	Formosa Petrochemical Corp.	125,121
133,910	Formosa Plastics Corp.	474,009
204,627	Fubon Financial Holding Co., Ltd.	407,346
307,994	Hon Hai Precision Industry Co., Ltd.	1,338,494
39,012	MediaTek, Inc.	1,324,874
26,057	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,082,022
343,339	United Microelectronics Corp.	604,059
		8,341,571
	TOTAL COMMON STOCKS (Cost $37,100,242)	40,995,875

PREFERRED STOCKS - 0.6%
Brazil - 0.6%
29,284	Banco Bradesco S.A.	137,635
25,356	Itau Unibanco Holding S.A.	125,765
		263,400
	TOTAL PREFERRED STOCKS (Cost $266,145)	263,400
RIGHTS - 0.0% (b)
Chile - 0.0% (b)
3,373	Sociedad Quimica y Minera de Chile S.A. (a)	10,458
	TOTAL RIGHTS (Cost $5,987)	10,458

MONEY MARKET FUNDS - 0.5%
198,496	First American Government Obligations Fund - Class X, 0.04% (c)	198,496
	TOTAL MONEY MARKET FUNDS (Cost $198,496)	198,496

	TOTAL INVESTMENTS (Cost $37,570,870) - 99.7%	41,468,229
	Other Assets in Excess of Liabilities - 0.3%	131,269
	TOTAL NET ASSETS - 100.0%	$41,599,498

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	Non-Income producing security.
(b)	Rounds to zero.
(c)	Rate shown is the 7-day effective yield.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Freedom 100 Emerging Markets ETF

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2021 (Unaudited)

Freedom 100 Emerging Markets ETF
Assets:
Investments, at value	$41,468,229
Foreign currencies, at value	4
Dividends and interest receivable	148,625
Total assets	41,616,858
Liabilities:
Accrued investment advisory fees	17,360
Total liabilities	17,360
Net Assets	$41,599,498

Net Assets Consist of:
Capital stock	$35,408,195
Total distributable earnings	6,191,303
Net Assets:	$41,599,498

Calculation of Net Asset Value Per Share:
Net Assets	$41,599,498
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,250,000
Net Asset Value per Share	$33.28

Cost of investments	$37,570,870
Cost of foreign currency	$4

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Freedom 100 Emerging Markets ETF

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2021 (Unaudited)

Freedom 100 Emerging Markets ETF
Investment Income:
Dividend income (net of foreign withholding tax of $74,786)	$309,049
Interest income	25
Total investment income	309,074

Expenses:
Investment advisory fees	74,817
Total expenses	74,817

Net investment income	234,257

Realized and Unrealized Gain on Investments:
Net realized gain on:
Investments	257,060
In-kind redemptions	1,968,891
Foreign currency	154
2,226,105
Net change in unrealized appreciation on:
Investments	4,436,366
Foreign currency	21,707
4,458,073
Net realized and unrealized gain on investments:	6,684,178
Net increase in net assets resulting from operations	$6,918,435

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Freedom 100 Emerging Markets ETF

STATEMENT OF CHANGES IN NET ASSETS

	Freedom 100 Emerging Markets ETF
	For the Period Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$234,257	$216,701
Net realized gain on investments	2,226,105	480,609
Net change in unrealized appreciation (depreciation) on investments	4,458,073	(601,462)
Net increase in net assets resulting from operations	6,918,435	95,848

Distributions to Shareholders:
Net investment income	(125,064)	(214,768)
Total distributions	(125,064)	(214,768)

Capital Share Transactions:
Proceeds from shares sold	19,800,803	10,305,750
Payments for shares redeemed	(5,102,910)	(2,806,470)
Transaction Fees (See Note 1)	50,375	14,257
Net increase in net assets from net change in capital share transactions	14,748,268	7,513,537
Total increase in net assets	21,541,639	7,394,617
Net Assets:
Beginning of Period	20,057,859	12,663,242
End of Period	$41,599,498	$20,057,859

Changes in Shares Outstanding
Shares outstanding, beginning of period	800,000	500,000
Shares sold	600,000	400,000
Shares reinvested	—	—
Shares repurchased	(150,000)	(100,000)
Shares outstanding, end of period	1,250,000	800,000

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Freedom 100 Emerging Markets ETF

FINANCIAL HIGHLIGHTS
For the Period Ended March 31, 2021 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains/(Losses) on Investments	Net Increase/ (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Transaction Fees (See Note 1)	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
Freedom 100 Emerging Markets ETF
Six Months Ended March 31, 2021 (Unaudited)	$25.07	0.24	8.05	8.29	(0.13)	(0.13)	0.05	$33.28	33.28%	$41,599	0.49%	0.49%	1.53%	34.0%
Year Ended September 30, 2020	$25.33	0.34	(0.31)	0.03	(0.31)	(0.31)	0.02	$25.07	0.25%	$20,058	0.49%	0.49%	1.40%	19.0%
May 23, 2019 (6) to September 30, 2019	$25.00	0.31	0.19	0.50	(0.20)	(0.20)	0.03	$25.33	2.11%	$12,663	0.49%	0.49%	3.42%	0.3%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Commencement of operations.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Freedom 100 Emerging Markets ETF

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

Freedom 100 Emerging Markets ETF (the “Fund”) is a series of the Alpha Architect ETF Trust (the “Trust”), organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund commenced operations on May 23, 2019. The Fund is considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek to track the total return performance, before fees and expenses, of the Life + Liberty Freedom 100 Emerging Markets Index (the “Index”).

The Index was developed in 2017 by Life + Liberty Investments, LLC, the Fund’s index provider (the “Index Provider”). The Index consists of approximately 100 equity securities listed in emerging market countries that are determined based on quantified data covering 79 personal and economic freedom factors which are categorized into three main types of freedoms: the rights to life, liberty, and property. A quantitative model is used to weigh the countries based on human and economic freedom metrics, and securities within countries are then selected based upon market capitalization and liquidity metrics.

Shares of the Freedom 100 Emerging Markets ETF are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Freedom 100 Emerging Markets ETF

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2021, the Fund did not hold any “fair valued” securities.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total

Freedom 100 Emerging Markets ETF
Assets*
Common Stocks	$40,995,875	$—	$—	$40,995,875
Preferred Stocks	263,400	—	—	263,400
Rights	10,458	—	—	10,458
Money Market Funds	198,496	—	—	198,496
Total Investments in Securities	$41,468,229	$—	$—	$41,468,229

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended March 31, 2021, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.	Risks. Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Freedom 100 Emerging Markets ETF

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2021, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2021, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2021, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

Freedom 100 Emerging Markets ETF

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

F.	Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

G.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

I.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

J.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year ended September 30, 2020, the following table shows the reclassifications made:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
Freedom 100 Emerging Markets ETF	$21,383	$(560,629)	$539,246

Freedom 100 Emerging Markets ETF

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

At a Board meeting held on October 26, 2020, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement. Per the Advisory Agreement, the Fund pays an annual rate of 0.49% to the Adviser monthly based on average daily net assets

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2021, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Freedom 100 Emerging Markets ETF	$22,251,610	$10,280,445

For the fiscal period ended March 31, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Freedom 100 Emerging Markets ETF	$6,533,981	$3,996,768

For the fiscal period ended March 31, 2021, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Freedom 100 Emerging Markets ETF	$150,481	$1,818,410

There were no purchases or sales of U.S. Government securities during the year.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at March 31, 2021 were as follows:

Freedom 100 Emerging Markets ETF
Tax cost of Investments	$20,643,074
Gross tax unrealized appreciation	3,046,299
Gross tax unrealized depreciation	(3,636,575)
Net tax unrealized appreciation (depreciation)	$(590,276)
Undistributed ordinary income	64,352
Undistributed long-term gain	—
Total distributable earnings	64,352
Other accumulated gain (loss)	(76,144)
Total accumulated gain (loss)	$(602,068)

*	Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report

Freedom 100 Emerging Markets ETF

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (Unaudited)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31, 2020 and within the taxable period are deemed to arise on the first business day of the Fund’s next taxable year.

For the period ended September 30, 2020, the Fund did not defer any qualified late year losses.

At September 30, 2020, the Fund had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
Freedom 100 Emerging Markets ETF	$(76,144)	$—

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended March 31, 2021 and fiscal year ended September 30, 2020 were as follows:

	Fiscal Period Ended March 31, 2021 Ordinary Income	Fiscal Year Ended September 30, 2020 Ordinary Income
Freedom 100 Emerging Markets ETF	$125,064	$214,768

NOTE 7 – OTHER INFORMATION

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

Freedom 100 Emerging Markets ETF (Ticker: FRDM) is not offered or sold by Life + Liberty Indexes or any of its affiliates, licensors or contractors (the “LL Parties”) nor do any of the LL Parties offer any express or implicit guarantee, warranty or assurance either with regard to the results of using the Freedom 100 Emerging Markets Index (the “Index”) or the Index Price at any time or in any other respect. The Index is calculated and published by the LL Parties. Life + Liberty Indexes has entered an agreement with FRDM’s Adviser to sponsor the Fund. The LL Parties use commercially reasonable efforts to ensure that the Index is calculated correctly. Neither publication of the Index by the LL Parties nor the licensing of the Index or Index trademark(s) for the purpose of use in connection with the Freedom 100 Emerging Markets ETF (Ticker: FRDM) constitutes a recommendation by any of the LL Parties to invest in the Freedom 100 Emerging Markets ETF (Ticker: FRDM). “Freedom 100” and “Life + Liberty Indexes” are trademarks of Life + Liberty Investments, LLC.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued.

There were no transactions that occurred during the period subsequent to March 31, 2021, that materially impacted the amounts or disclosures in the Fund’s financial statements.

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Freedom 100 Emerging Markets ETF

MARCH 31, 2021 (Unaudited)

As a shareholder of the Freedom 100 Emerging Markets ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period October 1, 2020 to March 31, 2021” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional cost were included, your costs would have been higher.

	Annualized	Beginning Account Value	Ending Account Value	Expenses Paid During Period October 1, 2020 to
	Expense Ratio	October 1, 2020	March 31, 2021	March 31, 2021

Freedom 100 Emerging Markets ETF
Actual	0.49%	$1,000.00	$1,332.80	$2.85
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.49	2.47

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

Freedom 100 Emerging Markets ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended September 30, 2020. The report concluded that the Program is reasonably designed to assess and manage the Serie’s liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Serie’s ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Freedom 100 Emerging Markets ETF

FEDERAL TAX INFORMATION (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended September 30, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Freedom 100 Emerging Markets ETF	72.72%

For Corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2020 was as follows:

Freedom 100 Emerging Markets ETF	1.30%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00 (unaudited).

Freedom 100 Emerging Markets ETF

FOREIGN TAX CREDIT PASS THROUGH (Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Fund designated the following amounts as foreign taxes paid for the period ended September 30, 2020. Foreign taxes paid for financial statement purposes of Section 853 may be less than Actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Source Income
Freedom 100 Emerging Markets ETF	$72,143	$0.0902	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund.

Freedom 100 Emerging Markets ETF

OFFICERS AND AFFILIATED TRUSTEES

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015)

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present)	12	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present)	12	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present) and Editorial Board Member of the International Journal of Managerial Finance (2005 - present), and Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA’s Market Regulation Committee (2009 – present)	12	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

Freedom 100 Emerging Markets ETF

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACT (Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Alpha Architect ETF Trust (the “Trust”) met virtually on October 26, 2020 to consider the approval of an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Freedom 100 Emerging Markets ETF (the “Fund” or “FRDM”), and Empowered Funds, LLC (the “Adviser”).

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement. In connection with considering approval of the Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice.

In reaching the decision to approve the Advisory Agreement, the Board considered and reviewed information provided by the Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed a copy of the proposed Advisory Agreement. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

1)	Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory services to the Fund, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources.

2)	Performance. The Board considered the relative performance information for the Fund. The Board utilized performance reports provided to the Board in anticipation of the meeting, as well as performance reports provided at regular Board meetings for the Fund. Peer performance information was provided in quartiles, ranging from quartile one (the worst performing) to quartile four (the best performing).

The Board noted that the Fund tracks the Freedom 100 Emerging Markets Index. In addition, the Fund is benchmarked against the Solactive GBS Emerging Markets Large & Mid Cap as shown in the Trust’s prospectus.

The Board considered a third-party peer group analysis that included comparison of FRDM’s total expense ratio against other exchanged-traded funds and mutual funds. The report reflected FRDM realized a negative 5.8% return since inception (as of September 28), placing it in the second lowest quartile of performance versus its ETF peers and the lowest quartile of performance against its mutual fund peers. A discussion regarding FRDM’s performance, its tracking of its index, and the general performance of emerging market funds ensued.

The Board considered other Fund performance information provided in the Materials, which included positive 3-month, one-year, and since inception performance results (as of September 30). In addition, it was noted that the Fund’s performance trailed that of its benchmark for the most recent 3 months, 1-year, and since inception periods. A discussion of the differences between the Fund’s construction and the benchmark’s construction was discussed. Additional performance metrics were also discussed.

The Board was not satisfied with the Fund’s performance; however, the Board was satisfied with the Fund’s construction and understood the Fund was passively-managed, and its performance was in line with that of its index.

3)	Comparative Fees and Expenses. In considering the proposed advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the advisory fee and expense ratio for the Fund, the Board also considered the fee and expense ratio versus the fees and expenses charged to other ETFs and mutual funds within the emerging markets universe.

The Board noted that there were few passively-managed and actively-managed ETFs and mutual funds using strategies directly comparable to that to be used for the Fund’s strategy, and it was therefore difficult to compare the Fund’s management fee and estimated expenses with the fees and expenses of comparable passively-managed and actively-managed ETFs and mutual funds.

Freedom 100 Emerging Markets ETF

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACT (Unaudited)

Nonetheless, the Board considered, among other information, the data provided in the third-party report.

The Board considered a third-party peer group analysis that included comparison of FRDM’s total expense ratio against other exchanged-traded funds and mutual funds, which were in the fourth quartile versus ETFs and first quartile versus mutual funds. The Board considered the Adviser’s explanation that emerging market funds carry high custodian costs, with several peers in the ETF peer group being represented by large ETF issuers. FRDM’s management fee was in the fourth quartile for ETFs and first quartile for mutual funds. FRDM’s active share was in the fourth quartile for both ETFs and mutual funds. Finally, FRDM’s active fees were third quartile for ETFs and first quartile for mutual funds. The Board was satisfied with the Fund’s current fee level.

4)	Costs and Profitability. The Board further considered information regarding the profits that may be realized by the Adviser in connection with providing services to the Fund. The Advisor’s potential level of profitability was discussed, as well as the current levels of compensation paid to the Adviser’s personnel versus the market. A discussion ensued regarding the Advisor’s potential profitability in light of its fixed and variable costs, as well the Advisor’s support agreement with the Fund’s sponsor. The Board reviewed estimated profit and loss information provided by the Adviser with respect to the Fund and the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses. The Board also considered that FRDM was sponsored by a third-party firm, and considered that economic arrangement in conjunction with the foregoing.

5)	Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so.

6)	Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as it commences operations and its assets grow, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the advisory fee for the Fund did not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement, including the compensation payable under the Agreement.

Freedom 100 Emerging Markets ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at http://www.freedometfs.com/ daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at http://www.freedometfs.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

PRIVACY POLICY
(Unaudited)

ALPHA ARCHITECT ETF TRUST (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.”

However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the Fund’s NAV is available, without charge, on the Fund’s website at http://www.freedometfs.com/.

Adviser
Empowered Funds, LLC
213 Foxcroft Road
Broomall, PA 19008

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Spicer Jeffries LLP
4601 DTC Boulevard, Suite 700
Denver, CO 80237

Legal Counsel
Pellegrino, LLC
303 West Lancaster Avenue, Suite 302
Wayne, PA 19087

Freedom 100 Emerging Market ETF
Symbol – FRDM
CUSIP – 02072L607

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpha Architect ETF Trust

By (Signature and Title	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	6/2/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	6/2/2021

By (Signature and Title)*	/s/ John R. Vogel
John R. Vogel, Chief Financial Officer and Treasurer

Date	6/2/2021

* Print the name and title of each signing officer under his or her signature.